Principal Funds, Inc.

Supplement dated February 15, 2019
to the Statutory Prospectus dated March 1, 2018
(as supplemented on March 7, 2018, March 19, 2018, June 15, 2018, June 20, 2018, July 13, 2018, August 20, 2018, September 17, 2018, October 9, 2018, November 30, 2018, and December 17, 2018)

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR INTERNATIONAL EMERGING MARKETS FUND
In the Management section, under Investment Advisor and Portfolio Managers, delete reference to Mohammed Zaidi.

MANAGEMENT OF THE FUNDS
In The Manager and Advisor section, under Advisor: Principal Global Investors, LLC, delete references to Mohammed Zaidi.